Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
16. Basic and Diluted Net Loss per Share
The rights of the holders of Class A and Class F common stock are identical, including the liquidation and dividend rights, except with respect to electing members of the Board of Directors and voting rights. As the liquidation and dividend rights are identical, undistributed earnings and losses are allocated on a proportionate basis and the resulting net loss per share attributable to common stockholders is, therefore, the same for both Class A and Class F common stock on an individual and combined basis.
The Company uses the two-class method to calculate net loss per share. No dividends were declared or paid for the years ended December 31, 2020 or 2019. Undistributed earnings for each period are allocated to participating securities, including the redeemable convertible preferred stock, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. As there is no contractual obligation for the redeemable convertible preferred stock to share in losses, the

Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted average shares of common stock outstanding during periods with undistributed losses.
The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the years
ended December 31 (in thousands, except share and
per
share amounts):

	2020		2019
Numerator:	Class A	Class F	Class A	Class F

Net loss attributable to common stockholders	$(14,558)	$(3,556)	$(57,720)	$(14,344)

Denominator:
Weighted average shares outstanding, basic and diluted	28,412,457	6,941,352	27,817,465	6,941,352

Basic and diluted net loss per share	$(0.51)	$(0.51)	$(2.07)	$(2.07)

Basic and diluted net loss per share attributable to common stockholders is the same for the years ended December 31, 2020 and 2019, because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented. Weighted average Class A common shares presented in the table above for the year ended December 31, 2020 and December 31, 2019 exclude 165,133 and 199,914 shares of common shares, respectively, subject to redemption. These shares absorb no losses.
The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share:

	December 31,
	2020	2019

Common stock issued for exercise of stock options subject to nonrecourse promissory notes	16,514,103	16,204,428
Common stock issued for early exercise of stock options	99,548	456,307
Redeemable convertible preferred stock	90,268,364	81,871,209
Stock options	11,509,177	6,079,442
RSUs	114,624	—
Warrants to purchase Class A common stock	1,767,451	1,056,068
Warrants to purchase redeemable convertible preferred stock	931,668	1,133,566